CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings (Deficit) [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY
Balance at Sep. 30, 2009		277,722	$ 0		391,620		(125,507)		(10,403)		(29,377)		51,389
Balance (in shares) at Sep. 30, 2009			23,013,692
Net income (loss) for the year		66,351	0		0		49,053		0		0		17,298
Issuance of common stock upon exercise of share options		6,535	0		6,535		0		0		0		0
Issuance of common stock upon exercise of share options (in shares)			278,720
Acquisition of additional equity interest in a subsidiary from non-controlling interests		(24,200)	0		(15,971)		0		0		0		(8,229)
Share-based compensation expense		4,868	0		4,868		0		0		0		0
Acquisition of a subsidiary		3,538	0		0		0		0		0		3,538
Dividend paid to non-controlling interests		(6,907)	0		0		0		0		0		(6,907)
Translation adjustment		1,067	0		0		0		1,067		0		0
Balance at Sep. 30, 2010		328,974	0		387,052		(76,454)		(9,336)		(29,377)		57,089
Balance (in shares) at Sep. 30, 2010			23,292,412
Net income (loss) for the year		(12,781)	0		0		(23,079)		0		0		10,298
Issuance of common stock upon exercise of share options		2,654	0		2,654		0		0		0		0
Issuance of common stock upon exercise of share options (in shares)			90,400
Acquisition of additional equity interest in a subsidiary from non-controlling interests		(48,123)	0		0		0		0		0		(48,123)
Share-based compensation expense		4,638	0		4,638		0		0		0		0
Acquisition of a subsidiary		19,600	0		0		0		0		0		19,600
Dividend paid to non-controlling interests		(12,090)	0		0		0		0		0		(12,090)
Translation adjustment		2,939	0		0		0		2,939		0
Balance at Sep. 30, 2011		285,811	0		394,344		(99,533)		(6,397)		(29,377)		26,774
Balance (in shares) at Sep. 30, 2011			23,382,812
Net income (loss) for the year	(439)	(2,785)	0		0		(1,434)		0		0		(1,351)
Share-based compensation expense		3,327	0		3,327		0		0		0		0
Capital injection from a non-controlling shareholder		29,400	0		0		0		0		0		29,400
Disposal of non-controlling interest in a subsidiary		(2,438)	0		0		0		0		0		(2,438)
Translation adjustment	19	117	0		0		0		117		0		0
Balance at Sep. 30, 2012	$ 49,429	313,432	$ 0	$ 62,714	397,671	$ (15,923)	(100,967)	$ (990)	(6,280)	$ (4,633)	(29,377)	$ 8,261	52,385
Balance (in shares) at Sep. 30, 2012			23,382,812